Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 26, 2023
Capital Group Dividend Growers ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group Dividend Growers ETF (at net asset value)
Account Value		$ 11,686	$ 11,357	$ 11,621	$ 11,227	$ 10,935	$ 10,988	$ 10,509	$ 9,814	$ 10,000
Average Annual Return, Percent	[1],[2]	16.86%
Capital Group Dividend Growers ETF | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group Dividend Growers ETF (at market price)
Average Annual Return, Percent	[1],[2]	17.23%
MSCI ACWI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Account Value		$ 12,136	$ 11,662	$ 12,060	$ 11,693	$ 11,212	$ 11,146	$ 10,636	$ 9,737	$ 10,000
Average Annual Return, Percent	[2],[3]	21.36%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on September 26, 2023.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.